NET REVENUES	6 Months Ended
Jun. 30, 2026
NET REVENUES
NET REVENUES

NOTE 6 - NET REVENUES:

The Company recognized no net revenues from continuing operations during the six months ended June 30, 2026. Net revenues from continuing operations for the six months ended June 30, 2025 were approximately $0.3 million and were attributable to the license agreement with Hyloris. See Note 15(9) in the annual financial statements as of December 31, 2025.